Financial instruments fair value risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Quoted prices	€ 6,394	€ 2,011
Put option to acquire non-controlling interests in joint venture | Level 3
Disclosure of fair value measurement of liabilities [line items]
Income statement impact from gains (losses) on fair value measurement liabilities	12	€ 6	€ 0
Bonds | Level 1 | Financial liabilities at amortised cost
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 2,998